ACCOUNTS RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5. ACCOUNTS RECEIVABLE, NET

Accounts receivable is mainly related to CO-OP billing. HCWC bills its vendors for advertising vendors’ products in our sales channels. Advertising revenue is included in sales revenue in the condensed consolidated statement of operations. The Company recorded advertising revenue of approximately $328,000 and $113,000 for the three months ended March 31, 2025 and 2024, respectively. The Company’s accounts receivable amounted to approximately $471,000, $510,000 and $128,000 at March 31, 2025, December 31, 2024 and January 1, 2024, respectively.

The Company’s credit loss is attributable to accounts receivable, and the Company determines the required allowance for expected credit losses using information such as customer credit history, current conditions, and reasonable and supportable forecasts about the future. Amounts are recorded to the allowance when it is determined that expected credit losses may occur. The Company reserved approximately $23,000 and $28,000 in credit loss as of March 31, 2025 and December 31, 2024, respectively.

NOTE 6. ACCOUNTS RECEIVABLE, NET

Accounts receivable is mainly related to cooperative advertising (CO-OP) billing from each of the HCWC entities. HCWC bills its vendors for advertising vendors’ products in our sales channels. Advertising revenue is included in sales revenue in the consolidated statement of operations. The Company recorded advertising revenue of approximately $970,000 and $249,000 for the years ended December 31, 2024 and 2023, respectively. The Company’s accounts receivable totaled approximately $510,000 and $128,000 at December 31, 2024 and December 31, 2023, respectively. The accounts receivable balance at January 1, 2023 was approximately $55,000.

The Company’s credit loss is attributable to accounts receivable, and the Company determines the required allowance for expected credit losses using information such as customer credit history, current conditions, and reasonable and supportable forecasts about the future. Amounts are recorded to the allowance when it is determined that expected credit losses may occur. The Company reserved approximately $28,000 and $15,000 credit loss for the years ended December 31, 2024 and 2023, respectively.